Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment owned, at cost	$ 1,714,790	$ (0)
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited	Unlimited
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock issuable	1,122,311	1,122,311	1,122,311
Investment owned, at cost in gold buillons		$ 450,216	$ 450,216
Debt discount, net		$ 0	$ 246,577
Series A Preferred Stock [Member]
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares issued	2	2	2
Preferred stock, shares outstanding	2	2	2
Common Class A [Member]
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	1,033,374,219	1,030,940,008	927,378,166
Common stock, shares outstanding	1,033,374,219	1,030,940,008	927,378,166
Common Class B [Member]
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Investment In Gold [Member]
Investment owned, at cost	$ 450,216	$ 450,216
US Treasury Securities [Member]
Investment owned, at cost	$ 1,714,790	$ 0